Segments - Reconciliation of Adjusted EBITDA to EBITDA and EBITDA to Net Income (Loss) Attributable to Company (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
ASU No. 2015-05 [Member]
Segment Reporting Information [Line Items]
Reclassification of expense from depreciation and amortization to general and administrative expenses	$ 8.3	$ 7.3